Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (CAP), as defined in Item 402(v), and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b)[1]	Compensation Actually Paid to PEO[2,3] (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[5] (h)	Corporate Operating Income[6] (millions) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return[4] (g)
2023	$7,299,862	$10,144,030	$1,253,550	$1,604,203	$125	$128	$139.1	$182.1
2022	$7,888,489	$11,227,698	$1,375,137	$1,771,361	$103	$112	$133.0	$213.3
2021	$9,897,900	$6,603,590	$1,668,578	$1,305,876	$90	$149	$93.1	$131.2
2020	$7,454,445	$5,431,868	$1,465,583	$1,135,176	$89	$116	$28.7	$63.2

(1)The PEO listed for 2020, 2021, 2022, and 2023 is Patrick S. Williams. The Non-PEO remaining NEOs for 2023 are Ian P. Cleminson, Philip J. Boon, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones. The Non-PEO remaining NEOs for 2020 are Ian P. Cleminson, Philip J. Boon, Brian R. Watt, and Ian M. McRobbie.

(2)The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2023 PEO	($4,053,944)	$4,469,116	$1,835,594	$593,402	$2,844,167
2023 Average Non-PEO NEOs	($444,179)	$485,247	$249,271	$60,315	$350,654
(a)	The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

(3)For 2023, no adjustments were made relating to defined benefit and pension plans to determine CAP.

(4)Represents the cumulative TSR for the S&P Composite 1500 Specialty Chemicals Index, as disclosed by Innospec for the purposes of Item 201(e) of Regulation S-K.

(5)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).

(6)Corporate Operating Income is the financial performance measure used by the Company in the most recently completed fiscal year to link CAP to the Company’s performance. Corporate Operating Income is calculated from GAAP Operating Income adjusted to exclude certain one-time/nonrecurring costs that are not reflective of the Company’s underlying operations, as further described in the Compensation Discussion and Analysis.

Company Selected Measure Name		Corporate Operating Income
Named Executive Officers, Footnote [Text Block]

(1)The PEO listed for 2020, 2021, 2022, and 2023 is Patrick S. Williams. The Non-PEO remaining NEOs for 2023 are Ian P. Cleminson, Philip J. Boon, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones. The Non-PEO remaining NEOs for 2020 are Ian P. Cleminson, Philip J. Boon, Brian R. Watt, and Ian M. McRobbie.

PEO Total Compensation Amount	[1]	$ 7,299,862	$ 7,888,489	$ 9,897,900	$ 7,454,445
PEO Actually Paid Compensation Amount	[2],[3]	$ 10,144,030	11,227,698	6,603,590	5,431,868
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2023 PEO	($4,053,944)	$4,469,116	$1,835,594	$593,402	$2,844,167
2023 Average Non-PEO NEOs	($444,179)	$485,247	$249,271	$60,315	$350,654
(a)	The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount		$ 1,253,550	1,375,137	1,668,578	1,465,583
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,604,203	1,771,361	1,305,876	1,135,176
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2023 PEO	($4,053,944)	$4,469,116	$1,835,594	$593,402	$2,844,167
2023 Average Non-PEO NEOs	($444,179)	$485,247	$249,271	$60,315	$350,654
(a)	The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphics below depict the relationship between CAP and Company TSR, S&P Composite 1500 Specialty Chemicals Index TSR (referred to as the “peer group TSR” for purposes of 402(v)), and financial performance.

Compensation Actually Paid vs. Net Income [Text Block]

The graphics below depict the relationship between CAP and Company TSR, S&P Composite 1500 Specialty Chemicals Index TSR (referred to as the “peer group TSR” for purposes of 402(v)), and financial performance.

Total Shareholder Return Vs Peer Group [Text Block]

The graphics below depict the relationship between CAP and Company TSR, S&P Composite 1500 Specialty Chemicals Index TSR (referred to as the “peer group TSR” for purposes of 402(v)), and financial performance.

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The most important financial performance measures used by the Company to link executive CAP to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Corporate Operating Income
•	Operating Income (GAAP)
•	EPS
•	Cash Flow
•	Revenue
•	Relative TSR

Total Shareholder Return Amount		$ 125	103	90	89
Peer Group Total Shareholder Return Amount	[4]	128	112	149	116
Net Income (Loss) Attributable to Parent	[5]	$ 139,100,000	$ 133,000,000.0	$ 93,100,000	$ 28,700,000
Company Selected Measure Amount	[6]	182,100,000	213,300,000	131,200,000	63,200,000
PEO Name		Patrick S. Williams	Patrick S. Williams	Patrick S. Williams	Patrick S. Williams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Corporate Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income (GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,053,944)
PEO [Member] | Year End Value of Equity Awards Granted During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,469,116
PEO [Member] | Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,835,594
PEO [Member] | Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		593,402
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,844,167
Non-PEO NEO [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(444,179)
Non-PEO NEO [Member] | Year End Value of Equity Awards Granted During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		485,247
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		249,271
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		60,315
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 350,654

[1]	The PEO listed for 2020, 2021, 2022, and 2023 is Patrick S. Williams. The Non-PEO remaining NEOs for 2023 are Ian P. Cleminson, Philip J. Boon, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones. The Non-PEO remaining NEOs for 2020 are Ian P. Cleminson, Philip J. Boon, Brian R. Watt, and Ian M. McRobbie.
[2]	For 2023, no adjustments were made relating to defined benefit and pension plans to determine CAP.
[3]	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:
[4]	Represents the cumulative TSR for the S&P Composite 1500 Specialty Chemicals Index, as disclosed by Innospec for the purposes of Item 201(e) of Regulation S-K.
[5]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).
[6]	Corporate Operating Income is the financial performance measure used by the Company in the most recently completed fiscal year to link CAP to the Company’s performance. Corporate Operating Income is calculated from GAAP Operating Income adjusted to exclude certain one-time/nonrecurring costs that are not reflective of the Company’s underlying operations, as further described in the Compensation Discussion and Analysis.